Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
NISOURCE INC.
RETIREMENT SAVINGS PLAN

FORM: 5500 Schedule H, Part IV, Line 4i
EMPLOYER ID NO: 35-2108964, PLAN No: 005

Schedule of Assets (Held at End of Year)
As of December 31, 2025

(a)	(b) Identity of Issuer, Borrower, Lessor, or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral and Par or Maturity Value	(d) Cost**	(e) Current value
*	NiSource Inc.	NiSource Inc. Common Stock	$128,620,274	$237,993,144
*	Fidelity	Money Market Government Portfolio	2,393,701	2,393,701
		Total NiSource Stock Fund	$131,013,975	240,386,845
	Vanguard	Cash Reserves Federal Money Market		69,805,046
	Vanguard	Retirement Savings Trust IV		22,299,151
*	Fidelity	Balanced Fund		62,721,192
*	Fidelity	Contrafund Commingled Pool		160,762,259
	PIMCO	Inflation Response Multi-Asset Fund		11,394,077
*	Fidelity	Growth Company Commingled Pool		326,726,877
	Dodge and Cox	Stock Fund		15,892,110
	Earnest Partners	Smid Cap Core Fund		11,553,480
	Baird	Core Plus Bond Fund		6,694,717
	GQG Partners	International Equity CIT		51,202,986
	Geode Capital	Spartan Total Market Index Pool		234,783,134
	Geode Capital	Spartan Total International Index Pool		21,089,863
*	Fidelity	Freedom Blend Target Date 2010 Commingled Pool		5,769,913
*	Fidelity	Freedom Blend Target Date 2015 Commingled Pool		5,066,652
*	Fidelity	Freedom Blend Target Date 2020 Commingled Pool		25,687,078
*	Fidelity	Freedom Blend Target Date 2025 Commingled Pool		50,309,799
*	Fidelity	Freedom Blend Target Date 2030 Commingled Pool		142,094,490
*	Fidelity	Freedom Blend Target Date 2035 Commingled Pool		123,705,194
*	Fidelity	Freedom Blend Target Date 2040 Commingled Pool		173,176,951
*	Fidelity	Freedom Blend Target Date 2045 Commingled Pool		137,339,911
*	Fidelity	Freedom Blend Target Date 2050 Commingled Pool		174,369,363
*	Fidelity	Freedom Blend Target Date 2055 Commingled Pool		122,349,053
*	Fidelity	Freedom Blend Target Date 2060 Commingled Pool		53,092,305
*	Fidelity	Freedom Blend Target Date 2065 Commingled Pool		15,760,339
*	Fidelity	Freedom Blend Target Date 2070 Commingled Pool		1,032,999
*	Fidelity	Freedom Blend Retirement Commingled Pool		3,626,113
	Vanguard	Total Bond Market Index Fund		46,025,905
*	Various plan participants	Participant loans, with interest rates ranging from 3.25% to 10.50%, and maturity dates ranging from 2026 to 2040		39,753,654
	Total Assets (Held at End of Year)			$2,354,471,456

*	Denotes a party-in-interest
**	Cost omitted for participant-directed investments